Notes to the consolidated financial statements - Other operating income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Notes to the consolidated financial statements
Grants and other cost reimbursements from government agencies and similar bodies	€ 66,394	€ 23,736	€ 5,385
Income from reversal of provisions	272
Other	1,036	414	202
Total	€ 67,702	€ 24,150	€ 5,587